Other Disclosures - Commitments (Details) kr in Millions, $ in Millions	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 USD ($)
Commitments
Short term contractual obligations	kr 2,879		kr 3,212
Contingent commitments	kr 15,433	$ 2,161	kr 15,393	$ 2,282